Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

9. Subsequent Events

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the unaudited condensed consolidated financial statements are issued.

Other than as disclosed in this Note 9 and as may be disclosed elsewhere in the notes to the accompanying unaudited condensed consolidated financial statements, there have been no subsequent events that require adjustment or disclosure in the accompanying unaudited condensed consolidated financial statements.

On October 18, 2024, the Company entered into a securities purchase agreement with certain institutional investors (the “Purchasers”), pursuant to which the Company agreed to issue to the Purchasers, in a registered direct offering, (i) 862,602 shares of the Company’s common stock (the “Shares”), par value $0.00001 per share (“Common Stock”), pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 702,398 shares of Common Stock (the “Pre-funded Warrants Shares”) with an exercise price of $0.0001 per share, at a purchase price of $2.00 per share of Common Stock and a purchase price of $1.9999 per Pre-Funded Warrant, and (ii) in a concurrent private placement, warrants (the “Common Warrants”) to purchase an aggregate of 1,565,000 shares of Common Stock (the “Common Warrant Shares”) with an exercise price of $2.00 per share, which are exercisable after six (6) months from the date of issuance for a five-year period from the initial exercise date. The transaction closed on October 21, 2024, with the Company earning gross proceeds of approximately $3.13 million, and net proceeds of approximately $2.7 million. Concurrently with the securities purchase agreement, on October 18, 2024, the Company also entered into a placement agency agreement with WallachBeth Capital, LLC, as the placement agent (the “Placement Agent”), pursuant to which the Company agreed to pay the Placement Agent an aggregate cash fee of 8.0% of the gross proceeds from the sale of securities in the transaction, reimburse for certain out-of-pocket expenses, and issue to the Placement Agent (or its designees) warrants to purchase an aggregate of 62,600 shares of Common Stock, equal to 4% of the aggregate number of shares of Common Stock and/or Pre-Funded Warrants sold in the registered direct offering, at an exercise price per share equal to $2.00, which is equal to the exercise price of the Common Warrants. The placement agent warrants are exercisable six (6) months from the date of issuance and expire on the five-year anniversary of initial exercise date.

12. Subsequent Events

On February 5, 2024 the Company received net proceeds of approximately $4.9 million dollars from an underwritten public offering of 1,507,139 shares of common stock (or pre-funded warrants in lieu thereof) and accompanying warrants to purchase 1,507,139 shares of common stock at an offering price of $3.782. The 5 year warrants have an exercise price of $4.16. On February 21, 2024, the underwriters elected to take an overallotment of 218,382 common shares and the Company received net proceeds of approximately $750,000.